Tax matters - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Consolidated profit (loss) before tax
Tax rate applicable in Spain (as a percent)	(30.00%)	(30.00%)		(30.00%)
Consolidated profit (loss) before tax	€ 12,543	€ 14,201	[1]	€ 12,091
From discontinued operations	0	0	[1]	0
Income tax at tax rate applicable in Spain	3,763	4,260		3,628
By the effect of application of the various tax rates applicable in each country	243	509		539
Effect of profit or loss of associates and joint ventures	(97)	(221)		(211)
Effect of deduction of goodwill in Brazil	0	0		(164)
Effect of reassessment of deferred taxes	(612)	0		(282)
Permanent differences	1,130	338		374
Current income tax	€ 4,427	€ 4,886	[1]	€ 3,884
Effective tax rate (as a percent)	35.29%	34.40%		32.12%
Discontinued operations	€ 0	€ 0		€ 0
Current taxes	3,962	4,763		3,777
Deferred taxes	465	123		107
Taxes paid in the year	2,593	3,342	[2]	4,137
Aggregate continuing and discontinued operations [member]
Consolidated profit (loss) before tax
Consolidated profit (loss) before tax	12,543	14,201		12,091
BRAZIL
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country	502	719		656
UK
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country	(80)	(99)		(78)
UNITED STATES
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country	(71)	(57)		68
CHILE
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country	€ (35)	€ (35)		€ (48)

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).